Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3/A
Entity Registrant Name	SUPER LEAGUE ENTERPRISE, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1990734
Entity Address, Address Line One	2450 Colorado Avenue, Suite 100E
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	Super League Enterprise, Inc. (the “Company”) is filing this Amendment No. 1 to our Registration Statement on Form S-3 (File No. 333-296766), filed on June 12, 2026, for the sole purpose of filing Exhibit 5.1 and Exhibit 23.1 with the Securities and Exchange Commission. This Amendment No. 1 does not modify any provision of the Prospectus that forms a part of the Registration Statement and accordingly such Prospectus has not been included herein.
Entity Central Index Key	0001621672
Amendment Flag	true